SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Tables)	12 Months Ended
Jan. 31, 2022
Summary of quarterly results of operations

	2022
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$9,402,651	$27,744,215	$16,358,207	$17,954,717
Expenses	828,781	988,185	365,301	511,778

Net income	$8,573,870	$26,756,030	$15,992,906	$17,442,939

Net income per unit	$0.653	$2.039	$1.219	$1.329

	2021
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$2,168,763	$7,218,385	$5,737,255	$10,826,164
Expenses	557,142	542,382	610,856	832,540

Net income	$1,611,621	$6,676,003	$5,126,399	$9,993,624

Net income per unit	$0.123	$0.509	$0.391	$0.762